Convertible Notes	12 Months Ended
Dec. 31, 2022
Convertible Notes
Convertible Notes

9.    Convertible Notes

2020 Convertible Notes – Converted January 1, 2021

Effective January 1, 2021, convertible debt holders were offered the opportunity for early conversion of their convertible notes into Class B LLC member units. Three of the four convertible note holders converted notes with a principal balance of $170,000 and accrued interest of $3,157 into 2,338 Class B member units (the equivalent of 59,515 shares of common stock) at per unit conversion prices ranging from $67 - $76 (per share prices ranging from $2.66 - $3.00). In accordance with FASB ASC 470-20, Debt with Conversion and Other Options, the fair value of the additional units issued under the induced conversion over the value of the number of units issuable under the original terms of the convertible note agreements is recognized as debt conversion expense. Accordingly, upon early conversion on January 1, 2021, the Company recognized $112,133 of debt conversion expense with a corresponding entry to equity of $285,290 consisting of the $173,157 of principal and accrued interest converted and the excess fair value of $112,133.

The fourth convertible note holder opted out of the early conversion and instead, the original note with a principal balance of $100,000 was modified into a term loan effective January 1, 2021 (see Note 7 – Long Term Debt). The modification included the elimination of the conversion feature, an increase in the interest rate from the original 6% per annum to 10% per annum, to be paid monthly instead of accrued, and an earlier maturity date of December 31, 2021. The modification resulted in a new effective annual interest rate of 9.58%, and a revised one-year maturity on December 31, 2021 (see Note 6 –Short-Term Revolving Loans). There was no accounting impact to the financial statements related to this modification. The note was paid in full in April 2022.

2021 Convertible Notes/Extinguishment Loss on Debt Settlement

From May to September 2021, the Company received gross proceeds of $2,929,000 from the issuance of unsecured convertible notes (the “Notes”), of which $44,000 was received from existing shareholders. Of the total proceeds, $1,820,000 was received during the three months ended September 30, 2021. Additionally, in May 2021, a shareholder converted a promissory note to a convertible note identical in terms discussed below (see Note 8 – Shareholder Promissory Notes).

At the option of the Note holders and after the completion of a merger with a Special Purpose Acquisition Company (“SPAC”) or an Initial Public Offering (“IPO”), the holder could convert all or a part of the outstanding principal and accrued interest into shares of common stock of the merged or public company. The Notes included detachable warrants (“Warrants”) to purchase 3,862,000 shares of the merged or public company. The Notes bore interest at a rate of 10% per annum, had an initial maturity of two years from date of issue, and were convertible at per-share prices ranging from $0.50 to $2.50. Effective January 1, 2021, the Company early adopted ASU 2020-06, and accordingly, no beneficial conversion features were recognized. The Notes were accounted for in accordance with ASC 470-20, Debt with Conversion and Other Options (“ASC 470-20”) and ASC 815-40, Contracts in Entity’s Own Equity (“ASC 815-40”). Under ASC 815-40, to qualify for equity classification (or nonbifurcation, if embedded) the instrument (or embedded feature) must be both (1) indexed to the issuer’s stock and (2) meet the requirements of the equity classification guidance. Based upon the Company’s analysis, it was determined the Notes do contain embedded features indexed to its own stock, but do not meet the requirements for bifurcation and recognition as derivatives, and therefore do not need to be separately recognized. Accordingly, the proceeds received from the issuance of the Notes were recorded as a single liability measured at amortized cost on the consolidated Balance Sheet. The Company incurred $148,000 of debt issuance costs relating to the issuance of the Notes, which were recorded as a reduction to the Notes on the Balance Sheet. The debt issuance costs were being amortized and recognized as additional interest expense over the term of the Notes using the straight-line method because it is not substantially different from the effective interest rate. Amortization of debt discount totaled $27,271 through the effective date of the conversion from LLC to a C corporation. Since the Warrants were not exercisable until a merger with a SPAC or an IPO, there was no impact on the financial statements at date of grant.

On October 29, 2021, in anticipation of conversion from LLC to a C corporation, the Notes and Warrants were modified under Convertible Debenture Exercise and Waiver and Release Agreements with the individual creditors. The Note holders agreed to settle the debt for an aggregate of 1,527,647 shares of common stock with a fair value of $5,545,359 ($3.63 per share). Since this transaction involved contemporaneous issuance of shares of common stock by the Company to the Note holders, the Company evaluated the transaction for modification and extinguishment accounting and determined that the debt was extinguished as a result of the issuance of shares that do not represent the exercise of a conversion right contained in the original terms of the Notes at issuance.

The settlement of the debt resulted in a recognized loss of $2,262,658 recorded as extinguishment loss on debt settlement in November 2021, calculated as the excess of the fair value of shares issued over the carrying amount of the debt. In addition, the fair value of warrants of $407,700 issued in exchange for services related to the extinguished debt (see Note 12 – Stockholders’ Equity) and the unamortized portion of debt discount remaining at date of settlement of $120,729 were also recorded as extinguishment loss on debt settlement for an aggregate loss of $2,791,087.